DESCRIPTION OF THE PLANS - Vesting Schedule (Details) - EBP Plans - EBP, Company Contributions And Non-Elective Contributions	12 Months Ended
Dec. 31, 2025
Less than 2
EBP, Description of Plan [Line Items]
Percent Vested	0.00%
2
EBP, Description of Plan [Line Items]
Percent Vested	20.00%
3
EBP, Description of Plan [Line Items]
Percent Vested	40.00%
4
EBP, Description of Plan [Line Items]
Percent Vested	60.00%
5
EBP, Description of Plan [Line Items]
Percent Vested	80.00%
6
EBP, Description of Plan [Line Items]
Percent Vested	100.00%